Merger Agreement (Details Narrative) - Merger Agreement [Member] $ / shares in Units, $ in Thousands	Oct. 27, 2017 USD ($) $ / shares shares
March 15, 2018 [Member]
Working capital contribution	$ 86,741
Andina Acquisition Corp II [Member]
Cash purchase price in business combination, description	(i) each ordinary share of Andina will be exchanged for one share of common stock of Holdco (“ Holdco Shares”), except that holders of ordinary shares of Andina sold in its initial public offering (“public shares”) shall be entitled to elect instead to receive a pro rata portion of Andina’s trust account, as provided in Andina’s charter documents, (ii) each Andina right will entitle the holder to receive one-seventh of a Holdco Share and (iii) each Andina warrant will entitle the holder to purchase one-half of one Holdco Share at a price of $11.50 per whole share.
Warrant exercise price | $ / shares	$ 11.50
Number of shares issued for part of the purchase price | shares	2,857,143
Number of shares issued for part of the purchase price, amount	$ 85,000